Cover	May 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2023
Entity Registrant Name	AG Twin Brook BDC, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01259
Entity Tax Identification Number	83-4184014
Entity Address, Address Line One	245 Park Avenue, 26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	692-2000
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001666384
Amendment Flag	false
Soliciting Material	true